UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

                                                       SEC File Number 000-27267

(Check One)
  [X]Form 10-K  [ ]Form 20-F  [ ]Form 11-K  [ ]Form 10-Q  [ ]Form N-SAR

                    For Period Ended: December 31, 2002
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                    [ ] Transition Report on Form 10-K
                    [ ] Transition Report on Form 20-F
                    [ ] Transition Report on Form 11-K
                    [ ] Transition Report on Form 10-Q
                    [ ] Transition Report on Form N-SAR
                    For the Transition Period Ended: ________________________
______________________________________________________________________________
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|Read Instruction (on back page) Before Preparing Form. Please Print or Type.|
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| Nothing in this form shall be construed to imply that the Commission has   |
|              verified any information contained herein.                    |
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If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

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PART I - REGISTRANT INFORMATION

     I/OMAGIC CORPORATION
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Full Name of Registrant

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Former Name if Applicable

     1300 WAKEHAM AVENUE
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Address of Principal Executive Office (Street and Number)

     SANTA ANA, CALIFORNIA 92705
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City, State and Zip Code

PART II - RULES 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

     (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

     The registrant will not, without unreasonable effort and expense, be able to complete timely its financial statements. The registrant anticipates filing its Form 10-K on or before the fifteenth calendar day following the prescribed due date.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

       STEVE GILLINGS                (714)            953-3000
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            (Name)                 (Area Code)    (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) been filed? If the answer is no, identify report(s).
                                                        [X]Yes  [ ]No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                        [X]Yes  [ ]No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Company anticipates that net sales for the year ended December 31,2002 will be $83,529,708, as compared to net sales of $67,788,959 for the year ended December 31, 2001. The Company also anticipates that net loss from operations for the year ended December 31, 2002 will be $1,158,560, as compared to a net loss from operations of $5,168,214 for the year ending December 31, 2001. The Company further anticipates that it will record a net loss of $8,347,231 for the year ended December 31, 2002, which was primarily a result of a one time charge for the settlement of litigation and related legal expenses in the amount of $5,179,891, and the write-off of the deferred tax asset in the amount of $1,663,638, as compared to a net loss of $5,547,645 for the year ended December 31, 2001.




                             I/OMAGIC CORPORATION
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                    (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 1, 2003         By: /s/ STEVE GILLINGS
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                             Steve Gillings, Chief Financial Officer